Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Changes in Funded Status of Company’s Pension and SERP Plans (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012
Change in Fair Value of Plan Assets:
Balance	$ 215.2	$ 228.5
Successor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Change in Projected Benefit Obligation:
Balance		137.4
Acquisitions	142.0
Service cost	0.7
Interest cost on the projected benefit obligation	1.2	6.9
Plan curtailment	(3.0)
Actuarial (gain)/ loss due to assumption change	(2.8)	18.1
Actuarial (gain)/ loss due to plan experience		(0.6)
Benefits and expenses paid	(0.7)	(4.2)
Balance	137.4	157.6
Change in Fair Value of Plan Assets:
Balance		127.0
Acquisitions	123.3
Actual return on plan assets, net of expenses	4.4	11.2
Benefits paid	(0.7)	(4.2)
Balance	127.0	134.0
Funded status of plan	(10.4)	(23.6)
Successor [Member] | Foreign Pension Plan [Member]
Change in Projected Benefit Obligation:
Balance		73.1
Acquisitions	72.9
Service cost	0.1	0.8
Interest cost on the projected benefit obligation	0.5	3.0
Plan curtailment	0.2
Actuarial (gain)/ loss due to assumption change	(1.0)	20.2
Actuarial (gain)/ loss due to plan experience	(0.2)	1.6
Benefits and expenses paid	(0.9)	(4.3)
Settlement		(0.5)
Translation adjustment	2.0	(5.6)
Balance	73.1	88.3
Change in Fair Value of Plan Assets:
Balance		88.1
Acquisitions	86.8
Actual return on plan assets, net of expenses	(2.5)	16.0
Employer contributions	2.5	0.2
Benefits paid	(0.7)	(3.5)
Settlement	(0.6)	(0.5)
Translation adjustment	2.6	(5.8)
Balance	88.1	94.5
Funded status of plan	15.0	6.2
Predecessor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Change in Projected Benefit Obligation:
Balance			144.3	121.5
Service cost			3.6	3.6
Interest cost on the projected benefit obligation			5.2	6.1
Actuarial (gain)/ loss due to assumption change			(7.1)	15.4
Actuarial (gain)/ loss due to plan experience			(0.6)	1.5
Benefits and expenses paid			(3.4)	(3.8)
Balance			142.0	144.3
Change in Fair Value of Plan Assets:
Balance			102.6	91.0
Actual return on plan assets, net of expenses			21.7	9.4
Employer contributions			2.3	6.0
Benefits paid			(3.3)	(3.8)
Balance			123.3	102.6
Funded status of plan			(18.8)	(41.7)
Predecessor [Member] | Foreign Pension Plan [Member]
Change in Projected Benefit Obligation:
Balance			75.0	67.6
Service cost			0.6	0.7
Interest cost on the projected benefit obligation			2.5	3.1
Actuarial (gain)/ loss due to assumption change			1.6	3.9
Actuarial (gain)/ loss due to plan experience			(3.2)	0.5
Benefits and expenses paid			(2.7)	(3.6)
Settlement				(0.3)
Translation adjustment			(0.9)	3.1
Balance			72.9	75.0
Change in Fair Value of Plan Assets:
Balance			79.6	68.1
Actual return on plan assets, net of expenses			7.4	6.6
Employer contributions			2.7	5.1
Benefits paid			(2.2)	(3.2)
Settlement				(0.3)
Translation adjustment			(0.7)	3.3
Balance			86.8	79.6
Funded status of plan			$ 13.9	$ 4.6